Consolidated Statements of Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Net premiums earned	$ 18,398.5	$ 17,103.4	$ 16,018.0
Investment income	408.4	422.0	443.0
Other-than-temporary impairment (OTTI) losses:
Total OTTI losses	(7.9)	(6.0)	(7.3)
Non-credit losses, net of credit losses recognized on previously recorded non-credit OTTI losses	0	(0.1)	(0.7)
Net impairment losses recognized in earnings	(7.9)	(6.1)	(8.0)
Net realized gains (losses) on securities	232.1	324.5	314.8
Total net realized gains (losses) on securities	224.2	318.4	306.8
Fees and other revenues	309.1	291.8	281.8
Service revenues	56.0	39.6	36.1
Gains (losses) on extinguishment of debt	(4.8)	(4.3)	(1.8)
Total revenues	19,391.4	18,170.9	17,083.9
Expenses
Losses and loss adjustment expenses	13,306.2	12,472.4	11,948.0
Policy acquisition costs	1,524.0	1,451.8	1,436.6
Other underwriting expenses	2,467.1	2,350.9	2,206.3
Investment expenses	18.9	18.8	15.4
Service expenses	50.9	38.8	36.1
Interest expense	116.9	118.2	123.8
Total expenses	17,484.0	16,450.9	15,766.2
Net Income
Income before income taxes	1,907.4	1,720.0	1,317.7
Provision for income taxes	626.4	554.6	415.4
Net income	1,281.0	1,165.4	902.3
Net unrealized gains (losses) on securities:
Net non-credit related OTTI losses, adjusted for valuation changes	0	0.3	5.1
Other net unrealized gains (losses) on securities	74.9	84.0	174.8
Total net unrealized gains (losses) on securities	74.9	84.3	179.9
Net unrealized gains on forecasted transactions	(2.6)	(2.0)	(1.8)
Foreign currency translation adjustment	(0.9)	(1.6)	0.4
Other comprehensive income (loss)	71.4	80.7	178.5
Comprehensive income	$ 1,352.4	$ 1,246.1	$ 1,080.8
Computation of Net Income Per Share
Average shares outstanding - Basic (shares)	590.6	599.1	603.3
Net effect of dilutive stock-based compensation (shares)	4.2	4.5	4.5
Total equivalent shares - Diluted (shares)	594.8	603.6	607.8
Basic: Net income per share (USD per share)	$ 2.17	$ 1.95	$ 1.50
Diluted: Net income per share (USD per share)	$ 2.15	$ 1.93	$ 1.48